COMMITMENTS AND CONTINGENCIES (Details Narrative)												9 Months Ended		12 Months Ended
	Dec. 20, 2021 USD ($)	Dec. 20, 2021 CNY (¥)	Sep. 16, 2020 USD ($)	Sep. 16, 2020 CNY (¥)	Nov. 21, 2019 USD ($)	Nov. 21, 2019 CNY (¥)	Aug. 22, 2018 USD ($)	Aug. 22, 2018 CNY (¥)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Jul. 05, 2013 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 20, 2021 CNY (¥)	Mar. 12, 2020 USD ($)	Mar. 12, 2020 CNY (¥)	Dec. 30, 2018 USD ($)	Dec. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 31, 2014 CNY (¥)	Mar. 19, 2014 USD ($)	Mar. 19, 2014 CNY (¥)	Jul. 05, 2013 CNY (¥)
Purchase commitment	$ 3,100,000	¥ 20,000,000.0
Remaining balance	$ 700,000																¥ 5,000,000.0
Loan obtained during period												$ 2,250,000		$ 2,250,000
Repayment of loan during period												115,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loan obtained during period									$ 8,900,000														¥ 55,000,000.0
Repayment of loan during period									800,000	¥ 5,000,000.0
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 30% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty									800,000									$ 800,000	¥ 5,800,000	$ 800,000	¥ 5,800,000		5,800,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 70% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty									$ 900,000									$ 900,000	¥ 6,000,000.0	$ 900,000	¥ 6,000,000.0		¥ 6,000,000.0
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Bank of Chengdu [Member]
Debt instrument, interest rate											8.61%															8.61%
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loan, default penalty														1,700,000		¥ 11,800,000						$ 1,700,000
Repayment of loan during period							$ 8,000,000.0	¥ 55,000,000
Repayment of loan default penalties			$ 1,700,000	¥ 11,800,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | Bank of Chengdu [Member]
Loan obtained during period											$ 9,800,000															¥ 60,000,000.0
Debt instrument, description											Chengdu SME Credit Guarantee Co., Ltd (“Chengdu SME”), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch and Mr. Guangde Cai (related parties, see Note 4) provided joint and several liability guarantee for 100% of the loan.
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member]
Asset recovery, value														1,700,000	¥ 12,000,000.0
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Chengdu Bank Co, Ltd [Member]
Loan obtained during period																								$ 2,200,000	¥ 15,000,000.0
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Shigaotianfu Investment and Renshou Tenvi [Member] | Chengdu Bank Co, Ltd [Member]
Debt instrument, description					To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Shigaotianfu Investment”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tenyi”) provided their bank deposits of RMB 12.0 million (equivalent to US$1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee.	To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Shigaotianfu Investment”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tenyi”) provided their bank deposits of RMB 12.0 million (equivalent to US$1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee.
Asset recovery, value					$ 1,700,000	¥ 12,000,000.0
Construction in Progress [Member]
Purchase commitment												$ 2,100,000	¥ 15,000,000.0	$ 2,400,000	¥ 15,000,000.0